FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets and Liabilities by Categories

		At December 31, 2019				At December 31, 2018
(in millions of Euros)	Notes	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total
Cash and cash equivalents	14	184	—	—	184	164	—	—	164
Trade receivables	15	—	—	393	393	—	—	481	481
Other financial assets		—	29	—	29	74	30	—	104
Total		184	29	393	606	238	30	481	749

		At December 31, 2019				At December 31, 2018
(in millions of Euros)	Notes	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total
Trade payables and fixed assets payables	21	754	—	—	754	715	—	—	715
Borrowings	22	2,361	—	—	2,361	2,151	—	—	2,151
Other financial liabilities		—	44	14	58	—	79	10	89
Total		3,115	44	14	3,173	2,866	79	10	2,955

Schedule of Other Financial Assets and Other Financial Liabilities Positions
The table below details other financial assets and other financial liabilities positions:

	At December 31, 2019			At December 31, 2018
(in millions of Euros)	Non-current	Current	Total	Non-current	Current	Total
Derivatives	7	22	29	7	23	30
Aluminium and premium future contracts	1	8	9	2	7	9
Energy future contracts	—	—	—	—	—	—
Other future contracts	—	—	—	—	—	—
Currency commercial contracts	5	12	17	3	12	15
Currency net debt derivatives	1	2	3	2	4	6
Loans (A)	—	—	—	67	2	69
Margin call	—	—	—	—	5	5
Other financial assets	7	22	29	74	30	104
Derivatives	23	35	58	29	60	89
Aluminium and premium future contracts	4	10	14	6	38	44
Energy future contracts	—	1	1	—	—	—
Other future contracts	2	4	6	5	3	8
Currency commercial contracts	12	16	28	7	12	19
Net investment hedge	—	—	—	—	4	4
Currency net debt derivatives	5	4	9	11	3	14
Other financial liabilities	23	35	58	29	60	89

(A)	At December 31, 2018, Loans corresponds to a loan facility to Constellium-UACJ ABS LLC (See NOTE 19 - Investments Accounted for under the Equity Method).

Schedule of Derivatives Measured at Fair Value

	At December 31, 2019				At December 31, 2018
(in millions of Euros)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other financial assets - derivatives	8	21	—	29	9	21	—	30
Other financial liabilities - derivatives	19	39	—	58	50	39	—	89